UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2024 Annual Shareholder Report www.bridgewayetfs.com/bblu/

This annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.15%

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 24.75% (NAV) for the Period vs 24.56% for the S&P 500 Index. During the period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the year.

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Blue Chip ETF - NAV	24.75%	15.29%	13.08%
EA Bridgeway Blue Chip ETF - Market	24.64%	15.18%	13.02%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund converted from a mutual fund to an ETF on October 14, 2022. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit www.bridgewayetfs.com/bblu/ for more recent performance information.

Annual Shareholder Report: June 30, 2024
The Fund is distributed by Quasar Distributors, LLC.

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	June 30, 2024 Annual Shareholder Report www.bridgewayetfs.com/bblu/

KEY FUND STATISTICS (as of Period End)
Net Assets	$181,370,007	Portfolio Turnover Rate*	6%
Number of Portfolio Holdings	38	Advisory Fees Paid	$204,867
*Excludes in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	25.3%
Financials	17.1%
Communication Services	14.2%
Health Care	13.8%
Consumer Discretionary	9.8%
Consumer Staples	9.8%
Energy	4.9%
Industrials	4.8%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Eli Lilly & Co.	4.0%
Nvidia Corp.	4.0%
Meta Platforms, Inc. - Class A	3.9%
Microsoft Corp.	3.9%
JPMorgan Chase & Co.	3.9%
Broadcom, Inc.	3.7%
Apple, Inc.	3.5%
Visa, Inc. - Class A	3.4%
Qualcomm, Inc.	2.8%
Bank of America Corp.	2.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.bridgewayetfs.com/bblu/. Information about the Fund’s proxy voting records is available by calling (215) 882-9983.
Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2024
The Fund is distributed by Quasar Distributors, LLC.

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2024 Annual Shareholder Report www.bridgewayetfs.com/bsvo/

This annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$51	0.47%

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

The Fund returned 16.27% (NAV) for the Period vs 23.13% for the Russell 3000 Index. During the period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Markets were led by stocks with larger market capitalization.

The Fund’s tilt toward smaller, deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the benchmark during the period.

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Omni Small Cap Value ETF - NAV	16.27%	10.87%	6.81%
EA Bridgeway Omni Small Cap Value ETF - Market	15.87%	10.82%	6.79%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit www.bridgewayetfs.com/bsvo/ for more recent performance information.

Annual Shareholder Report: June 30, 2024
The Fund is distributed by Quasar Distributors, LLC.

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	June 30, 2024 Annual Shareholder Report www.bridgewayetfs.com/bsvo/

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,272,957,860	Portfolio Turnover Rate*	6%
Number of Portfolio Holdings	605	Advisory Fees Paid	$4,812,357
*Excludes in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.2%
Industrials	15.7%
Consumer Discretionary	14.0%
Energy	12.0%
Materials	5.8%
Communication Services	5.6%
Information Technology	5.1%
Health Care	3.7%
Consumer Staples	3.0%
Real Estate	1.7%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
SkyWest, Inc.	1.1%
Golden Ocean Group Ltd.	1.0%
United States Cellular Corp.	0.9%
Warrior Met Coal, Inc.	0.8%
Teekay Tankers Ltd. - Class A	0.8%
Gulfport Energy Corp.	0.8%
Tronox Holdings PLC	0.8%
M/I Homes, Inc.	0.8%
Telephone and Data Systems, Inc.	0.8%
TTM Technologies, Inc.	0.8%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, and holdings, visit www.bridgewayetfs.com/bsvo/. Information about the Fund’s proxy voting records is available by calling (215) 882-9983.
Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	FYE 06/30/2024	FYE 06/30/2023	FYE 06/30/2024	FYE 06/30/2023
(a) Audit Fees	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by its principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	FYE 06/30/2024	FYE 06/30/2023	FYE 06/30/2024	FYE 06/30/2023
Audit-Related Fees	0%	0%	0%	0%
Tax Fees	0%	0%	0%	0%
All Other Fees	0%	0%	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	FYE 06/30/2024	FYE 06/30/2023	FYE 06/30/2024	FYE 06/30/2023
Registrant	N/A	N/A	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

8

Item 6. Investments

(a)

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.	44,081	$4,425,292

Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	32,418	4,436,403

Automobile Manufacturers - 2.5%
Tesla, Inc.(a)	22,895	4,530,463

Broadline Retail - 2.4%
Amazon.com, Inc.(a)	22,394	4,327,640

Cable & Satellite - 2.5%
Comcast Corp. - Class A	113,851	4,458,405

Communications Equipment - 2.4%
Cisco Systems, Inc.	93,406	4,437,719

Consumer Staples Merchandise Retail - 2.4%
Walmart, Inc.	65,215	4,415,708

Diversified Banks - 8.9%
Bank of America Corp.	115,789	4,604,928
JPMorgan Chase & Co.	34,891	7,057,054
Wells Fargo & Co.	76,133	4,521,539
		16,183,521

Home Improvement Retail - 2.5%
Home Depot, Inc.	12,968	4,464,104

Household Products - 2.5%
Procter & Gamble Co.	27,263	4,496,214

Integrated Oil & Gas - 4.9%
Chevron Corp.	28,289	4,424,965
Exxon Mobil Corp.	38,421	4,423,026
		8,847,991

Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	108,371	4,469,220
The accompanying notes are an integral part of these financial statements.

1

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value

Interactive Media & Services - 6.8%
Alphabet, Inc. - Class A - Class A	14,458	$2,633,525
Alphabet, Inc. - Class C - Class C	14,147	2,594,843
Meta Platforms, Inc. - Class A	14,147	7,133,200
		12,361,568

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	8,913	4,539,034

Movies & Entertainment - 2.4%
Walt Disney Co.	43,771	4,346,023

Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B(a)	10,855	4,415,814

Pharmaceuticals - 11.3%
Eli Lilly & Co.	8,007	7,249,378
Johnson & Johnson	30,515	4,460,072
Merck & Co., Inc.	34,329	4,249,930
Pfizer, Inc.	158,741	4,441,573
		20,400,953

Restaurants - 2.4%
McDonald's Corp.	17,221	4,388,600

Semiconductors - 13.0%
Broadcom, Inc.	4,201	6,744,832
Intel Corp.	144,676	4,480,616
Nvidia Corp.	58,239	7,194,846
Qualcomm, Inc.	25,736	5,126,096
		23,546,390

Soft Drinks & Non-alcoholic Beverages - 4.9%
Coca-Cola Co.	70,133	4,463,966
PepsiCo, Inc.	26,982	4,450,141
		8,914,107

Systems Software - 6.4%
Microsoft Corp.	15,934	7,121,701
Oracle Corp.	31,674	4,472,369
		11,594,070

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	30,002	6,319,021

The accompanying notes are an integral part of these financial statements.

2

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 5.8%
Mastercard, Inc. - Class A	9,994	$4,408,953
Visa, Inc. - Class A	23,264	6,106,102
		10,515,055
TOTAL COMMON STOCKS (Cost $110,880,800)		180,833,315

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23%(b)	455,415	455,415
TOTAL SHORT-TERM INVESTMENTS (Cost $455,415)		455,415

TOTAL INVESTMENTS - 100.0% (Cost $111,336,215)		$181,288,730
Other Assets in Excess of Liabilities - 0.0%(c)		81,277
TOTAL NET ASSETS - 100.0%		$181,370,007

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

3

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

COMMON STOCKS - 99.7%	Shares	Value
Advertising - 0.6%
Advantage Solutions, Inc.(a)	1,420,224	$4,573,121
comScore, Inc.(a)	8,395	119,125
Entravision Communications Corp. - Class A	395,550	802,967
Fluent, Inc.(a)	53,767	194,099
Thryv Holdings, Inc.(a)	102,648	1,829,187
		7,518,499

Aerospace & Defense - 0.0%(b)
SIFCO Industries, Inc.(a)	6,050	18,755

Agricultural & Farm Machinery - 0.2%
Titan International, Inc.(a)	282,000	2,089,620

Agricultural Products & Services - 0.4%
Alico, Inc.	14,993	388,469
Fresh Del Monte Produce, Inc.(e)	236,744	5,172,856
		5,561,325

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.(a)	261,319	3,624,495
Radiant Logistics, Inc.(a)	194,921	1,109,100
		4,733,595

Alternative Carriers - 0.8%
Liberty Latin America Ltd. - Class A(a)(e)	180,815	1,737,632
Liberty Latin America Ltd. - Class C(a)(e)	845,722	8,135,846
		9,873,478

Aluminum - 0.1%
Century Aluminum Co.(a)	52,502	879,408

Apparel Retail - 2.8%
Abercrombie & Fitch Co. - Class A(a)	36,628	6,513,923
Caleres, Inc.	127,362	4,279,363
Cato Corp. - Class A(c)	42,726	236,702
Citi Trends, Inc.(a)	22,877	486,365
Designer Brands, Inc. - Class A	269,529	1,840,883
Destination XL Group, Inc.(a)	60,128	218,866
Duluth Holdings, Inc. - Class B(a)	83,969	309,846
Foot Locker, Inc.	363,504	9,058,520
Genesco, Inc.(a)	55,600	1,437,816
Guess?, Inc.(c)	164,226	3,350,210
Lands' End, Inc.(a)	58,480	794,743
Shoe Carnival, Inc.	122,893	4,533,523
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Apparel Retail - 2.8% (Continued)
Tilly's, Inc. - Class A(a)	119,724	$721,936
Zumiez, Inc.(a)	78,861	1,536,212
		35,318,908

Apparel, Accessories & Luxury Goods - 0.8%
Delta Apparel, Inc.(a)	38,080	22,086
G-III Apparel Group Ltd.(a)	212,632	5,755,948
Jerash Holdings US, Inc.	700	2,135
Lakeland Industries, Inc.	11,593	265,943
Movado Group, Inc.	92,764	2,306,113
Superior Group of Cos., Inc.	77,483	1,465,204
Vera Bradley, Inc.(a)	136,974	857,457
Vince Holding Corp.(a)	5,633	7,774
		10,682,660

Application Software - 1.0%
Cleanspark, Inc.(a)(c)	165,747	2,643,665
E2open Parent Holdings, Inc. - Class A(a)	720,107	3,233,280
NCR Voyix Corp.(a)	547,340	6,759,649
NetSol Technologies, Inc.(a)	44,240	112,370
		12,748,964

Asset Management & Custody Banks - 0.2%
Great Elm Group, Inc.(a)	3,272	5,890
Hennessy Advisors, Inc.	8,016	57,074
US Global Investors, Inc. - Class A	50,940	132,953
Virtus Investment Partners, Inc.	6,427	1,451,538
Westwood Holdings Group, Inc.	23,901	291,114
		1,938,569

Automobile Manufacturers - 0.5%
Winnebago Industries, Inc.	117,893	6,389,801

Automotive Parts & Equipment - 1.9%
American Axle & Manufacturing Holdings, Inc.(a)	497,560	3,477,944
China Automotive Systems, Inc.(a)	129,769	460,680
Dana, Inc.	564,384	6,840,334
Holley, Inc.(a)	236,377	846,230
Kandi Technologies Group, Inc.(a)	88,749	194,360
Patrick Industries, Inc.	85,832	9,317,064
Standard Motor Products, Inc.	99,983	2,772,529
Strattec Security Corp.(a)	4,482	112,050
		24,021,191
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Automotive Retail - 0.1%
CarParts.com, Inc.(a)	61,064	$61,064
OneWater Marine, Inc. - Class A(a)	52,808	1,455,917
RumbleON, Inc. - Class B(a)(c)	62,800	257,480
Sonic Automotive, Inc. - Class A	969	52,781
		1,827,242

Biotechnology - 0.8%
Carisma Therapeutics, Inc.(a)(c)	28,964	44,025
iTeos Therapeutics, Inc.(a)	62,417	926,268
Ovid therapeutics, Inc.(a)	137,970	106,127
Vanda Pharmaceuticals, Inc.(a)	216,763	1,224,711
Vir Biotechnology, Inc.(a)	493,504	4,392,186
Voyager Therapeutics, Inc.(a)	42,531	336,420
XBiotech, Inc.(a) (e)	69,137	355,364
Zymeworks, Inc.(a)	318,643	2,711,652
		10,096,753

Broadcasting - 0.7%
AMC Networks, Inc. - Class A(a)	166,656	1,609,897
Cumulus Media, Inc. - Class A(a)	16,176	32,999
EW Scripps Co. - Class A(a)	262,768	825,092
Gray Television, Inc.	342,654	1,781,801
Saga Communications, Inc. - Class A	26,050	410,287
Salem Media Group, Inc.(a)	58,752	13,513
Sinclair, Inc.	220,298	2,936,572
Townsquare Media, Inc. - Class A	68,985	756,076
Urban One, Inc.(a)	143,597	215,395
		8,581,632

Broadline Retail - 0.0%(b)
Qurate Retail, Inc. - Class A(a)	483,582	304,657

Building Products - 2.0%
American Woodmark Corp.(a)	80,504	6,327,615
AZZ, Inc.	20,293	1,567,634
JELD-WEN Holding, Inc.(a)	387,717	5,222,548
Masterbrand, Inc.(a)	587,246	8,620,771
Quanex Building Products Corp.	136,032	3,761,285
		25,499,853

Cable & Satellite - 0.4%
EchoStar Corp. - Class A(a)	304,637	5,425,585
WideOpenWest, Inc.(a)	40,024	216,530
		5,642,115
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 1.0%
ArcBest Corp.	2,954	$316,314
Covenant Logistics Group, Inc.	85,334	4,206,113
Heartland Express, Inc.	243,173	2,998,323
PAM Transportation Services, Inc.(a)	58,556	1,017,118
Universal Logistics Holdings, Inc.	93,197	3,782,866
		12,320,734

Casinos & Gaming - 0.2%
Bally's Corp.(a)	150,930	1,806,632
Century Casinos, Inc.(a)	71,975	199,371
Golden Entertainment, Inc.	8,018	249,440
		2,255,443

Coal & Consumable Fuels - 0.2%
CONSOL Energy, Inc.	1,449	147,841
Hallador Energy Co.(a)	210,641	1,636,681
NACCO Industries, Inc. - Class A	32,986	912,723
		2,697,245

Commercial & Residential Mortgage Finance - 1.6%
Federal Agricultural Mortgage Corp. - Class C	30,362	5,490,057
Guild Holdings Co. - Class A	256,213	3,789,390
loanDepot, Inc. - Class A(a)	221,750	365,887
Merchants Bancorp	152,181	6,169,418
Onity Group, Inc.(a)	40,572	972,917
Security National Financial Corp. - Class A(a)	45,159	360,820
Velocity Financial, Inc.(a)	131,753	2,362,331
Waterstone Financial, Inc.	70,316	899,342
		20,410,162

Commercial Printing - 0.5%
Deluxe Corp.	209,269	4,700,182
Quad Graphics, Inc.	265,282	1,445,787
		6,145,969

Commodity Chemicals - 1.6%
AdvanSix, Inc.	142,814	3,273,297
Core Molding Technologies, Inc.(a)	34,440	548,973
Koppers Holdings, Inc.	43,126	1,595,231
Kronos Worldwide, Inc.	76,976	966,049
Mativ Holdings, Inc.	212,659	3,606,697
Tronox Holdings PLC (f)	654,415	10,267,771
		20,258,018
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Communications Equipment - 0.5%
ClearOne, Inc.	26,370	$17,143
KVH Industries, Inc.(a)	26,280	122,202
NETGEAR, Inc.(a)	115,220	1,762,866
NetScout Systems, Inc.(a)	232,613	4,254,492
Network-1 Technologies, Inc.	98,697	175,681
		6,332,384

Construction & Engineering - 0.9%
Concrete Pumping Holdings, Inc.(a)	288,972	1,736,722
Limbach Holdings, Inc.(a)	8,216	467,737
Northwest Pipe Co.(a)	41,508	1,410,027
Orion Group Holdings, Inc.(a)	237,291	2,256,637
Tutor Perini Corp.(a)	235,845	5,136,704
		11,007,827

Construction Machinery & Heavy Transportation Equipment - 1.0%
Commercial Vehicle Group, Inc.(a)	94,403	462,575
Greenbrier Cos., Inc.	144,176	7,143,921
Manitowoc Co., Inc.(a)	159,924	1,843,924
REV Group, Inc.	380	9,458
Twin Disc, Inc.	13,161	155,036
Wabash National Corp.	142,223	3,106,150
		12,721,064

Consumer Electronics - 0.1%
Koss Corp.(a)(c)	5,955	26,500
Universal Electronics, Inc.(a)	40,836	474,514
VOXX International Corp.(a)(c)	71,190	224,960
		725,974

Consumer Finance - 3.5%
Atlanticus Holdings Corp.(a)	16,174	455,783
Bread Financial Holdings, Inc.	206,041	9,181,187
Consumer Portfolio Services, Inc.(a)(c)	135,284	1,325,783
Encore Capital Group, Inc.(a)	80,524	3,360,266
Enova International, Inc.(a)	118,495	7,376,314
EZCORP, Inc. - Class A(a)	308,325	3,228,163
Green Dot Corp. - Class A(a)	167,460	1,582,497
LendingClub Corp.(a)	339,029	2,868,185
LendingTree, Inc.(a)	33,476	1,392,267
Moneylion, Inc.(a)	33,504	2,463,884
Navient Corp.	421,821	6,141,714
Nicholas Financial, Inc.(a)(e)	26,209	172,193
Oportun Financial Corp.(a)	104,992	304,477
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Consumer Finance - 3.5% (Continued)
PROG Holdings, Inc.	29,632	$1,027,638
Regional Management Corp.	39,639	1,139,225
World Acceptance Corp.(a)	20,358	2,515,842
		44,535,418

Data Processing & Outsourced Services - 0.2%
Conduent, Inc.(a)	757,052	2,467,989

Distributors - 0.6%
A-Mark Precious Metals, Inc.	16,054	519,668
AMCON Distributing Co.	2,622	369,702
GigaCloud Technology, Inc. - Class A(a)(c)	176,110	5,357,266
Weyco Group, Inc.	34,300	1,039,976
		7,286,612

Diversified Banks - 0.3%
Bank of NT Butterfield & Son Ltd. (e)	124,213	4,362,361

Diversified Financial Services - 0.1%
Alerus Financial Corp.	44,659	875,763

Diversified Support Services - 0.3%
Civeo Corp.(e)	91,039	2,268,692
Matthews International Corp. - Class A	67,427	1,689,046
		3,957,738

Education Services - 1.2%
American Public Education, Inc.(a)	82,011	1,441,753
Chegg, Inc.(a)	353,540	1,117,186
Lincoln Educational Services Corp.(a)	134,796	1,598,681
Perdoceo Education Corp.	340,761	7,299,101
Universal Technical Institute, Inc.(a)	203,361	3,198,868
		14,655,589

Electrical Components & Equipment - 0.1%
CBAK Energy Technology, Inc.(a)(c)	294,525	403,499
LSI Industries, Inc.	4,482	64,855
Preformed Line Products Co.	4,471	556,818
Servotronics, Inc.(a)	1,500	17,850
Ultralife Corp.(a)	33,736	358,276
		1,401,298

Electronic Components - 0.1%
Bel Fuse, Inc. - Class B	20,000	1,304,800

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 0.2%
Daktronics, Inc.(a)	214,546	$2,992,917

Electronic Manufacturing Services - 1.5%
Benchmark Electronics, Inc.	165,050	6,512,873
Kimball Electronics, Inc.(a)	74,022	1,627,003
Methode Electronics, Inc.	106,176	1,098,922
TTM Technologies, Inc.(a)	517,472	10,054,481
		19,293,279

Environmental & Facilities Services - 0.7%
BrightView Holdings, Inc.(a)	449,737	5,981,502
Enviri Corp.(a)	379,221	3,272,677
		9,254,179

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	61,699	530,611
Intrepid Potash, Inc.(a)	51,093	1,197,109
		1,727,720

Food Distributors - 1.0%
Andersons, Inc.	158,367	7,855,003
SpartanNash Co.	161,119	3,022,592
United Natural Foods, Inc.(a)	184,856	2,421,614
		13,299,209
Food Retail - 0.8%
Ingles Markets, Inc. - Class A	85,293	5,851,953
Natural Grocers by Vitamin Cottage, Inc.	50,508	1,070,769
Village Super Market, Inc. - Class A	53,981	1,425,638
Weis Markets, Inc.	25,544	1,603,397
		9,951,757

Footwear - 0.1%
Rocky Brands, Inc.	29,520	1,091,059

Gold - 0.0%(b)
Caledonia Mining Corp. PLC(f)	52,108	506,490

Health Care Distributors - 0.8%
AdaptHealth Corp.(a)	541,822	5,418,220
Owens & Minor, Inc.(a)	320,614	4,328,289
		9,746,509

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Health Care Equipment - 0.2%
FONAR Corp.(a)(c)	17,752	$284,032
Varex Imaging Corp.(a)	150,833	2,221,770
		2,505,802

Health Care Services - 1.0%
American Shared Hospital Services(a)	11,188	35,746
Cross Country Healthcare, Inc.(a)	121,930	1,687,511
Enhabit, Inc.(a)	158,934	1,417,691
Fulgent Genetics, Inc.(a)	85,846	1,684,299
Pediatrix Medical Group, Inc.(a)	253,304	1,912,445
Premier, Inc. - Class A	332,238	6,202,883
		12,940,575

Health Care Supplies - 0.4%
Avanos Medical, Inc.(a)	191,234	3,809,381
OraSure Technologies, Inc.(a)	293,209	1,249,071
		5,058,452

Health Care Technology - 0.1%
CareCloud, Inc.(a)	38,480	73,882
Multiplan Corp.(a)(c)	1,671,040	649,032
		722,914

Heavy Electrical Equipment - 0.0%(b)
Broadwind, Inc.(a)	53,190	174,463

Home Furnishings - 0.9%
Bassett Furniture Industries, Inc.	24,213	344,067
Ethan Allen Interiors, Inc.	32,196	897,946
Flexsteel Industries, Inc.	20,976	651,515
Hooker Furnishings Corp.	46,776	677,316
La-Z-Boy, Inc.	192,468	7,175,207
Live Ventures, Inc.(a)	16,911	383,711
Lovesac Co.(a)	46,872	1,058,370
		11,188,132

Home Improvement Retail - 0.0%(b)
GrowGeneration Corp.(a)	106,552	229,087

Homebuilding - 1.6%
Beazer Homes USA, Inc.(a)	154,043	4,233,102
Hovnanian Enterprises, Inc. - Class A(a)	27,732	3,935,725
Landsea Homes Corp.(a)	174,768	1,606,118
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Homebuilding - 1.6% (Continued)
Legacy Housing Corp.(a)	39,602	$908,470
M/I Homes, Inc.(a)	83,963	10,255,241
		20,938,656

Homefurnishing Retail - 0.3%
Aaron's Co., Inc.	164,139	1,638,107
Haverty Furniture Cos., Inc.	77,491	1,959,748
		3,597,855

Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	25,912	445,427
Traeger, Inc.(a)	138,393	332,143
		777,570

Housewares & Specialties - 0.1%
Lifetime Brands, Inc.	91,269	784,001

Human Resource & Employment Services - 0.5%
Asure Software, Inc.(a)	35,333	296,797
Heidrick & Struggles International, Inc.	37,953	1,198,556
Kelly Services, Inc. - Class A	186,367	3,990,118
TrueBlue, Inc.(a)	121,988	1,256,476
		6,741,947

Industrial Machinery & Supplies & Components - 0.4%
Eastern Co.	16,436	418,625
Hurco Cos., Inc.	26,092	398,164
Mayville Engineering Co., Inc.(a)	82,595	1,376,032
NN, Inc.(a)	170,525	511,575
Park-Ohio Holdings Corp.	10,338	267,651
Proto Labs, Inc.(a)	58,657	1,811,915
		4,783,962

Insurance Brokers - 0.0%(b)
Crawford & Co. - Class A	8,316	71,850
Crawford & Co. - Class B	101	809
GoHealth, Inc.(a)	20,976	203,887
		276,546

Integrated Telecommunication Services - 0.1%
ATN International, Inc.	73,204	1,669,051

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Interactive Media & Services - 0.0%(b)
DHI Group, Inc.(a)	4,460	$9,321
Outbrain, Inc.(a)	26,370	131,323
		140,644

Investment Banking & Brokerage - 0.2%
Oppenheimer Holdings, Inc. - Class A	40,071	1,919,802

IT Consulting & Other Services - 0.0%(b)
WidePoint Corp.(a)	25,720	107,767

Leisure Products - 1.3%
American Outdoor Brands, Inc.(a)	21,376	192,384
AMMO, Inc.(a)	542,462	911,336
Clarus Corp.	90,464	608,823
JAKKS Pacific, Inc.(a)	51,733	926,538
Johnson Outdoors, Inc. - Class A	17,473	611,205
Latham Group, Inc.(a)	292,280	885,608
MasterCraft Boat Holdings, Inc.(a)	73,877	1,394,798
Smith & Wesson Brands, Inc.	70,171	1,006,252
Solo Brands, Inc. - Class A(a)	381,347	869,471
Vista Outdoor, Inc.(a)	252,887	9,521,196
		16,927,611

Life & Health Insurance - 0.0%(b)
Citizens, Inc.(a)(c)	131,313	357,171

Marine Transportation - 2.5%
Costamare, Inc.(e)	543,630	8,931,841
Genco Shipping & Trading Ltd.(e)	242,777	5,173,578
Golden Ocean Group Ltd.(e)	882,462	12,177,976
Pangaea Logistics Solutions Ltd.(e)	321,527	2,517,556
Safe Bulkers, Inc.(e)	493,569	2,872,571
		31,673,522

Movies & Entertainment - 0.6%
Marcus Corp.	152,802	1,737,359
Sphere Entertainment Co.(a)	162,337	5,691,535
		7,428,894

Multi-line Insurance - 0.4%
Atlantic American Corp.	1,204	2,035
Horace Mann Educators Corp.	154,739	5,047,586
		5,049,621

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Office Services & Supplies - 1.5%
ACCO Brands Corp.	413,811	$1,944,912
Acme United Corp.	3,696	129,619
ARC Document Solutions, Inc.	242,094	639,128
CompX International, Inc.	1,500	37,005
MillerKnoll, Inc.	340,920	9,030,971
NL Industries, Inc.	147,644	890,293
Steelcase, Inc. - Class A	529,336	6,860,194
		19,532,122

Oil & Gas Equipment & Services - 2.3%
Archrock, Inc.	61,503	1,243,591
Bristow Group, Inc.(a)	35,486	1,189,846
DMC Global, Inc.(a)	86,455	1,246,681
Energy Services of America Corp.	8,116	58,111
Forum Energy Technologies, Inc.(a)	11,788	198,746
Geospace Technologies Corp.(a)	28,904	259,558
Helix Energy Solutions Group, Inc.(a)	113,018	1,349,435
Mammoth Energy Services, Inc.(a)	79,003	259,130
Natural Gas Services Group, Inc.(a)	84,435	1,698,832
NCS Multistage Holdings, Inc.(a)	18,204	305,463
Newpark Resources, Inc.(a)	90,776	754,349
Oil States International, Inc.(a)	336,783	1,495,316
ProPetro Holding Corp.(a)	500,987	4,343,557
Ranger Energy Services, Inc.	108,066	1,136,854
RPC, Inc.	838,466	5,240,412
SEACOR Marine Holdings, Inc.(a)	82,487	1,112,750
Select Water Solutions, Inc.	545,169	5,833,308
Smart Sand, Inc.(a)	136,747	288,536
Solaris Oilfield Infrastructure, Inc. - Class A	124,000	1,063,920
		29,078,395
Oil & Gas Exploration & Production - 4.4%
Amplify Energy Corp.(a)	140,602	953,282
Barnwell Industries, Inc.	47,768	112,255
Battalion Oil Corp.(a)	993	3,317
Berry Corp.	368,314	2,379,308
Crescent Energy Co. - Class A	830,353	9,839,683
Epsilon Energy Ltd.(f)	81,963	446,698
Gran Tierra Energy, Inc.(a)	148,629	1,437,242
Gulfport Energy Corp.(a)	68,271	10,308,921
HighPeak Energy, Inc.(c)	165,044	2,320,519
PEDEVCO Corp.(a)	57,043	51,601
PHX Minerals, Inc.	122,278	398,626
PrimeEnergy Resources Corp.(a)	2,010	213,763
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.4% (Continued)
Riley Exploration Permian, Inc.	28,092	$795,285
Ring Energy, Inc.(a)	577,180	975,434
SandRidge Energy, Inc.	220,397	2,849,733
SilverBow Resources, Inc.(a)	88,713	3,356,013
Talos Energy, Inc.(a)	729,725	8,866,159
US Energy Corp.(a)	20,376	20,784
VAALCO Energy, Inc.	490,472	3,075,259
Vital Energy, Inc.(a)	174,355	7,814,591
		56,218,473

Oil & Gas Refining & Marketing - 2.0%
Adams Resources & Energy, Inc.	17,604	492,912
Delek US Holdings, Inc.	303,373	7,511,515
FutureFuel Corp.	210,874	1,081,784
Par Pacific Holdings, Inc.(a)	283,386	7,155,496
REX American Resources Corp.(a)	68,303	3,113,934
World Kinect Corp.	260,787	6,728,305
		26,083,946

Oil & Gas Storage & Transportation - 3.1%
Ardmore Shipping Corp.(e)	197,289	4,444,921
Dorian LPG Ltd.(e)	190,795	8,005,758
Golar LNG Ltd.(e)	57,659	1,807,610
SFL Corp. Ltd.(e)	666,101	9,245,482
Teekay Corp.(a)(e)	644,338	5,779,712
Teekay Tankers Ltd. - Class A(e)	150,192	10,334,711
		39,618,194

Other Specialty Retail - 1.1%
1-800-Flowers.com, Inc. - Class A(a)	226,565	2,156,899
Big 5 Sporting Goods Corp.(c)	109,355	323,691
MarineMax, Inc.(a)	20,401	660,380
ODP Corp.(a)	176,047	6,913,366
Sally Beauty Holdings, Inc.(a)	315,516	3,385,487
Sportsman's Warehouse Holdings, Inc.(a)	114,428	275,771
		13,715,594

Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	299,540	2,420,283
Dole PLC	440,219	5,388,281
Seneca Foods Corp. - Class A(a)	14,151	812,267
		8,620,831

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.7%
Pactiv Evergreen, Inc.	630,941	$7,142,252
Ranpak Holdings Corp.(a)	291,425	1,873,863
		9,016,115
Paper Products - 0.6%
Clearwater Paper Corp.(a)	101,159	4,903,177
Mercer International, Inc.	267,083	2,280,889
		7,184,066

Passenger Airlines - 2.2%
Allegiant Travel Co.	76,675	3,851,385
JetBlue Airways Corp.(a)	1,223,577	7,451,584
SkyWest, Inc.(a)	172,777	14,179,808
Sun Country Airlines Holdings, Inc.(a)	202,591	2,544,543
		28,027,320

Personal Care Products - 0.1%
Lifevantage Corp.	78,859	506,275
Mannatech, Inc.	5,650	39,606
Natural Alternatives International, Inc.(a)	22,848	137,545
Nature's Sunshine Products, Inc.(a)	7,253	109,303
		792,729

Pharmaceuticals - 0.4%
Assertio Holdings, Inc.(a)(c)	409,937	508,322
Innoviva, Inc.(a)	269,086	4,413,010
JanOne, Inc.(a)	15,822	35,441
Ocuphire Pharma, Inc.(a)(c)	39,305	60,137
ProPhase Labs, Inc.(a)	3,672	15,349
SCYNEXIS, Inc.(a)	95,254	190,508
		5,222,767

Property & Casualty Insurance - 1.5%
Ambac Financial Group, Inc.(a)	164,139	2,104,262
Donegal Group, Inc. - Class A	119,856	1,543,745
Employers Holdings, Inc.	742	31,631
Hallmark Financial Services, Inc.(a)(d)	11,510	1
Heritage Insurance Holdings, Inc.(a)	104,058	736,731
Investors Title Co.	4,385	789,870
James River Group Holdings Ltd.(f)	107,013	827,211
Mercury General Corp.	9,139	485,646
Stewart Information Services Corp.	81,014	5,029,349
Tiptree, Inc.	167,953	2,769,545
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.5% (Continued)
United Fire Group, Inc.	67,452	$1,449,544
Universal Insurance Holdings, Inc.	176,656	3,314,067
		19,081,602

Publishing - 0.7%
Gannett Co., Inc.(a)	842,288	3,882,948
Scholastic Corp.	142,270	5,046,317
		8,929,265

Real Estate Development - 0.6%
AMREP Corp.(a)	40,652	768,729
Forestar Group, Inc.(a)	231,652	7,410,548
		8,179,277

Real Estate Services - 1.1%
Anywhere Real Estate, Inc.(a)	520,113	1,721,574
Newmark Group, Inc. - Class A	707,449	7,237,203
Opendoor Technologies, Inc.(a)	2,497,562	4,595,514
RE/MAX Holdings, Inc. - Class A	54,304	439,863
		13,994,154

Regional Banks - 23.6%
1st Source Corp.	80,304	4,305,900
ACNB Corp.	44,996	1,632,005
Amalgamated Financial Corp.	118,224	3,239,338
AmeriServ Financial, Inc.	90,192	203,834
Ames National Corp.	7,916	162,199
Arrow Financial Corp.	28,744	748,781
Auburn National BanCorp, Inc.	10,062	184,034
Banc of California, Inc.	195,893	2,503,513
Bank of Marin Bancorp	21,572	349,251
Bank of the James Financial Group, Inc.	18,704	210,607
Bank7 Corp.	31,164	975,433
BankUnited, Inc.	300,205	8,787,000
Bankwell Financial Group, Inc.	18,704	474,520
Banner Corp.	88,005	4,368,568
Bar Harbor Bankshares	41,489	1,115,224
BayCom Corp.	31,187	634,655
BCB Bancorp, Inc.	69,503	738,817
Berkshire Hills Bancorp, Inc.	130,852	2,983,426
Blue Ridge Bankshares, Inc.(a)(c)	31,245	81,549
Bridgewater Bancshares, Inc.(a)	15,719	182,498
Brookline Bancorp, Inc.	230,362	1,923,523
Burke & Herbert Financial Services Corp.	108	5,506
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
Business First Bancshares, Inc.	71,251	$1,550,422
Byline Bancorp, Inc.	147,301	3,496,926
C&F Financial Corp.(c)	12,862	619,948
California BanCorp(a)	6,493	139,599
Camden National Corp.	36,016	1,188,528
Capital Bancorp, Inc.	84,688	1,736,104
Capital City Bank Group, Inc.	23,603	671,269
Capitol Federal Financial, Inc.	390,608	2,144,438
Carter Bankshares, Inc.(a)	76,455	1,156,000
CB Financial Services, Inc.	30,964	701,644
Central Pacific Financial Corp.	81,963	1,737,616
CF Bankshares, Inc.	2,672	50,127
Chemung Financial Corp.	20,173	968,304
ChoiceOne Financial Services, Inc.	25,720	736,878
Citizens Community Bancorp, Inc.	55,284	639,636
Citizens Financial Services, Inc.	1,461	65,678
Citizens Holding Co.	4,072	31,965
Civista Bancshares, Inc.	47,589	737,154
CNB Financial Corp.	65,472	1,336,283
Coastal Financial Corp.(a)	10,548	486,685
Codorus Valley Bancorp, Inc.	51,704	1,242,964
Colony Bankcorp, Inc.	33,736	413,266
Community Trust Bancorp, Inc.	61,224	2,673,040
Community West Bancshares	72,572	1,342,582
ConnectOne Bancorp, Inc.	130,004	2,455,776
CrossFirst Bankshares, Inc.(a)	174,027	2,439,859
Customers Bancorp, Inc.(a)	20,568	986,853
Dime Community Bancshares, Inc.	70,356	1,435,262
Eagle Bancorp Montana, Inc.	21,376	283,659
Eagle Bancorp, Inc.	26,960	509,544
Enterprise Bancorp, Inc.	55,059	1,369,868
Enterprise Financial Services Corp.	96,930	3,965,406
Equity Bancshares, Inc. - Class A	70,644	2,486,669
ESSA Bancorp, Inc.	45,196	794,998
Evans Bancorp, Inc.(c)	3,751	105,441
Farmers National Banc Corp.	24,715	308,690
FB Financial Corp.	131,750	5,142,202
Financial Institutions, Inc.	63,100	1,219,092
Finwise Bancorp(a)	20,376	208,039
First Bancorp, Inc.	6,344	157,648
First Bancorp/Southern Pines NC	65,696	2,097,016
First Bancshares, Inc.	88,376	2,296,008
First Bank Hamilton NJ	80,221	1,022,016
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
First Busey Corp.	182,152	$4,409,900
First Business Financial Services, Inc.	44,161	1,633,515
First Capital, Inc.	13,360	406,812
First Commonwealth Financial Corp.	198,417	2,740,139
First Community Bankshares, Inc.	27,992	1,031,225
First Community Corp.(c)	35,208	607,338
First Financial Bancorp	276,442	6,142,541
First Financial Corp.	43,576	1,607,083
First Financial Northwest, Inc.	20,276	428,432
First Foundation, Inc.	49,980	327,369
First Guaranty Bancshares, Inc.	38,328	344,952
First Merchants Corp.	199,082	6,627,440
First Mid Bancshares, Inc.	57,166	1,879,618
First National Corp.	12,860	195,343
First Northwest Bancorp	16,132	156,319
First of Long Island Corp.	55,100	552,102
First Savings Financial Group, Inc.	30,590	544,196
First United Corp.	22,507	459,593
First US Bancshares, Inc.	6,344	58,682
First Western Financial, Inc.(a)	20,787	353,379
Flushing Financial Corp.	87,622	1,152,229
FNCB Bancorp, Inc.	122,576	827,388
Franklin Financial Services Corp.	30,064	850,210
FS Bancorp, Inc.	32,777	1,194,722
FVCBankcorp, Inc.(a)	51,525	562,653
Guaranty Bancshares, Inc.	23,253	733,400
Hanmi Financial Corp.(c)	98,220	1,642,238
HarborOne Bancorp, Inc.	111,894	1,245,380
Hawthorn Bancshares, Inc.	25,829	511,414
Heartland Financial USA, Inc.	101,716	4,521,276
Heritage Commerce Corp.	143,095	1,244,926
Heritage Financial Corp.	107,366	1,935,809
Hilltop Holdings, Inc.	180,208	5,636,906
HMN Financial, Inc.	29,904	684,503
Home Bancorp, Inc.	28,489	1,139,845
HomeTrust Bancshares, Inc.	10,524	316,036
Hope Bancorp, Inc.	389,550	4,183,767
Horizon Bancorp, Inc.	105,766	1,308,325
Independent Bank Corp.	110,147	5,586,656
Independent Bank Corp.	89,479	2,415,933
Independent Bank Group, Inc.	100,912	4,593,514
Investar Holding Corp.	48,978	754,261
Kearny Financial Corp.	159,397	980,292
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
Landmark Bancorp, Inc.	12,943	$248,506
LCNB Corp.	53,012	737,397
MainStreet Bancshares, Inc.(c)	39,546	701,151
Mercantile Bank Corp.	50,137	2,034,058
Metrocity Bankshares, Inc.	48,030	1,267,992
Metropolitan Bank Holding Corp.(a)	36,376	1,531,066
Mid Penn Bancorp, Inc.	33,608	737,696
Middlefield Banc Corp.	15,732	378,355
Midland States Bancorp, Inc.	69,899	1,583,212
MidWestOne Financial Group, Inc.	57,166	1,285,663
MVB Financial Corp.	11,818	220,288
National Bank Holdings Corp. - Class A	116,730	4,558,306
Nicolet Bankshares, Inc.	36,203	3,006,297
Northeast Community Bancorp, Inc.	58,160	1,036,411
Northfield Bancorp, Inc.	116,783	1,107,103
Northrim BanCorp, Inc.	19,759	1,138,909
Northwest Bancshares, Inc.	326,039	3,765,750
Oak Valley Bancorp	36,128	902,116
OceanFirst Financial Corp.	153,868	2,444,963
Ohio Valley Banc Corp.	8,016	160,320
Old Point Financial Corp.	17,504	256,784
Old Second Bancorp, Inc.	109,419	1,620,495
OP Bancorp	47,768	458,095
Origin Bancorp, Inc.	81,197	2,575,569
Orrstown Financial Services, Inc.	23,712	648,760
Parke Bancorp, Inc.	43,188	751,471
Pathward Financial, Inc.	1,572	88,928
PCB Bancorp	49,494	805,762
Peapack-Gladstone Financial Corp.	46,298	1,048,650
Penns Woods Bancorp, Inc.	25,920	532,656
Peoples Bancorp of North Carolina, Inc.	28,804	841,077
Peoples Bancorp, Inc.	129,514	3,885,420
Peoples Financial Services Corp.	28,592	1,302,080
Pioneer Bancorp, Inc.(a)	54,571	546,256
Plumas Bancorp	2,672	96,139
Ponce Financial Group, Inc.(a)	10,088	92,204
Preferred Bank	44,089	3,328,279
Premier Financial Corp.	83,761	1,713,750
Primis Financial Corp.	51,965	544,593
Princeton Bancorp, Inc.	30,564	1,011,668
Provident Bancorp, Inc.(a)	38,080	388,035
Provident Financial Holdings, Inc.	24,451	305,637
Provident Financial Services, Inc.	235,898	3,385,136
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Regional Banks - 23.6% (Continued)
QCR Holdings, Inc.	60,811	$3,648,660
RBB Bancorp	50,418	948,363
Red River Bancshares, Inc.	1,350	64,786
Renasant Corp.	181,429	5,540,842
Republic Bancorp, Inc. - Class A	60,621	3,249,892
Rhinebeck Bancorp, Inc.(a)	47,768	375,456
Riverview Bancorp, Inc.	85,326	340,451
S&T Bancorp, Inc.	123,668	4,129,275
Sandy Spring Bancorp, Inc.	106,781	2,601,185
SB Financial Group, Inc.	35,886	502,404
Shore Bancshares, Inc.	140,326	1,606,733
Sierra Bancorp	71,242	1,594,396
Simmons First National Corp. - Class A	318,757	5,603,748
SmartFinancial, Inc.	63,937	1,513,389
Sound Financial Bancorp, Inc.	13,075	574,777
South Plains Financial, Inc.	97,374	2,629,098
Southern First Bancshares, Inc.(a)	13,760	402,342
Southern Missouri Bancorp, Inc.	18,961	853,435
Southern States Bancshares, Inc.	6,500	176,410
Southside Bancshares, Inc.	70,498	1,946,450
Stellar Bancorp, Inc.	132,112	3,033,292
Sterling Bancorp, Inc.(a)	94,945	496,562
Third Coast Bancshares, Inc.(a)	26,913	572,439
Timberland Bancorp, Inc.	48,076	1,302,379
Towne Bank	212,180	5,786,149
TriCo Bancshares	50,154	1,984,594
TrustCo Bank Corp.	67,998	1,956,302
Trustmark Corp.	196,219	5,894,419
Union Bankshares, Inc.	400	8,592
United Bancorp, Inc.	1,509	18,938
United Security Bancshares	46,789	339,220
Unity Bancorp, Inc.	31,695	937,221
Univest Financial Corp.	89,001	2,031,893
Veritex Holdings, Inc.	138,268	2,916,072
Virginia National Bankshares Corp.	1,687	55,334
WaFd, Inc.	247,529	7,074,379
Washington Trust Bancorp, Inc.	42,777	1,172,518
WesBanco, Inc.	176,552	4,927,566
Western New England Bancorp, Inc.	75,525	519,612
		299,891,520

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Reinsurance - 0.7%
Greenlight Capital Re Ltd. - Class A(a)	20,088	$263,153
SiriusPoint Ltd.(a)(e)	669,815	8,171,743
		8,434,896

Research & Consulting Services - 0.2%
Mistras Group, Inc.(a)	183,732	1,523,138
Resources Connection, Inc.	150,390	1,660,306
		3,183,444

Restaurants - 0.3%
Ark Restaurants Corp.	18,804	244,640
Biglari Holdings, Inc. - Class B(a)	8,716	1,685,500
El Pollo Loco Holdings, Inc.(a)	158,561	1,793,325
Flanigan's Enterprises, Inc.	13,360	359,117
Good Times Restaurants, Inc.(a)	36,008	91,100
		4,173,682

Semiconductor Materials & Equipment - 0.5%
AXT, Inc.(a)	170,891	577,611
Photronics, Inc.(a)	235,146	5,801,052
Trio-Tech International(a)	32,736	199,356
		6,578,019

Semiconductors - 0.2%
Alpha & Omega Semiconductor Ltd.(a)(e)	38,293	1,431,009
Magnachip Semiconductor Corp.(a)	125,949	613,372
		2,044,381

Specialized Finance - 0.4%
Acacia Research Corp.(a)	185,796	930,838
Banco Latinoamericano de Comercio Exterior S(e)	131,827	3,911,307
SWK Holdings Corp.(a)	51,880	881,441
		5,723,586

Specialty Chemicals - 0.3%
Alto Ingredients, Inc.(a)	229,649	331,843
Rayonier Advanced Materials, Inc.(a)	278,538	1,515,247
Valhi, Inc.	126,129	2,248,880
		4,095,970

Steel - 2.4%
Ascent Industries Co.(a)	40,500	395,280
Friedman Industries, Inc.	33,136	500,353
Metallus, Inc.(a)	228,215	4,625,918
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Steel - 2.4%
Olympic Steel, Inc.	54,923	$2,462,198
Radius Recycling, Inc. - Class A	120,452	1,839,302
Ramaco Resources, Inc.(a)	109,255	1,360,225
Ramaco Resources, Inc. - Class B	13,574	147,414
Ryerson Holding Corp.	182,985	3,568,207
SunCoke Energy, Inc.	438,585	4,298,133
Universal Stainless & Alloy Products, Inc.(a)	33,536	918,216
Warrior Met Coal, Inc.	167,614	10,521,131
		30,636,377

Systems Software - 0.1%
Adeia, Inc.	125,616	1,405,015

Technology Distributors - 0.4%
ScanSource, Inc.(a)	123,147	5,456,644

Technology Hardware, Storage & Peripherals - 0.6%
Eastman Kodak Co.(a)	325,040	1,748,715
Xerox Holdings Corp.	531,994	6,181,770
		7,930,485

Textiles - 0.0%(b)
Crown Crafts, Inc.	40,802	213,395
Unifi, Inc.(a)	34,562	203,570
		416,965

Trading Companies & Distributors - 1.1%
BlueLinx Holdings, Inc.(a)	42,690	3,974,012
DNOW, Inc.(a)	508,458	6,981,129
Hudson Technologies, Inc.(a)	170	1,494
Titan Machinery, Inc.(a)	77,788	1,236,829
Willis Lease Finance Corp.	23,682	1,641,163
		13,834,627

Transaction & Payment Processing Services - 0.6%
BM Technologies, Inc.(a)	23,640	53,190
Paysafe Ltd.(a)	226,388	4,002,540
Repay Holdings Corp.(a)	336,951	3,558,202
		7,613,932

Wireless Telecommunication Services - 1.7%
Telephone and Data Systems, Inc.	493,655	10,233,468
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 1.7% (Continued)
United States Cellular Corp.(a)	205,097	$11,448,515
		21,681,983
TOTAL COMMON STOCKS (Cost $1,126,036,342)		1,269,702,953

CLOSED END FUNDS - 0.0%(b)
Logan Ridge Finance Corp.	13,460	302,716
Medallion Financial Corp.	15,456	118,702
TOTAL CLOSED END FUNDS (Cost $441,655)		421,418

CONTINGENT VALUE RIGHTS - 0.0%(b)
Pineapple Holdings(a)(d)	3,750	1,387
Resolute Forest Products(a)(d)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		69,827

REAL ESTATE INVESTMENT TRUSTS - 0.1%
AFC Gamma, Inc.	55,284	674,465
Transcontinental Realty Investors, Inc.(a)	1,400	38,822
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $871,163)		713,287

WARRANTS - 0.0%(b)	Contracts
Oil & Gas Drilling - 0.0%(b)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67(a)(e)	5,200	34,320
TOTAL WARRANTS (Cost $0)		34,320

PREFERRED STOCKS - 0.0%(b)	Shares
Air Freight & Logistics - 0.0%(b)
Air T Funding, 8.00%, 06/07/2049	529	8,940
TOTAL PREFERRED STOCKS (Cost $11,003)		8,940

SHORT-TERM INVESTMENTS - 1.4%
Investments Purchased with Proceeds from Securities Lending - 1.3%
First American Government Obligations Fund - Class X, 5.23%(f)	15,764,056	15,764,056

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.23%(f)	1,566,498	1,566,498
TOTAL SHORT-TERM INVESTMENTS (Cost $17,330,554)		17,330,554

TOTAL INVESTMENTS - 101.2% (Cost $1,144,690,717)		$1,288,281,299
Liabilities in Excess of Other Assets - (1.2)%		(15,323,439)
TOTAL NET ASSETS - 100.0%		$1,272,957,860

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2024
Percentages are stated as a percent of net assets.

AMBAC American Municipal Bond Assurance Corporation
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $14,817,410 which represented 1.2% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $69,828 or 0.0% of net assets as of June 30, 2024.
(e)	Foreign issued security.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Assets:
Investments in securities, at value (See Note 2) (1)	$181,288,730	$1,288,281,299
Cash	—	3,810
Receivable for investments sold	5,597,875	—
Receivable for fund shares sold	—	1,530,810
Dividends and interest receivable	60,670	859,005
Securities lending income receivable (See Note 5)	—	22,369
ETF variable fee receivable	—	59
Total assets	186,947,275	1,290,697,352

Liabilities:
Due to securities lending agent (See Note 5)	—	15,764,056
Payable for investment securities purchased	5,555,552	1,504,710
Accrued investment advisory fees (See Note 4)	21,716	470,726
Total liabilities	5,577,268	17,739,492
Net Assets	$181,370,007	$1,272,957,860

Net Assets Consist of:
Paid-in capital	$111,671,853	$1,138,975,337
Total distributable earnings (accumulated deficit)	69,698,154	133,982,523
Net Assets:	$181,370,007	$1,272,957,860

Calculation of Net Asset Value Per Share:
Net Assets	$181,370,007	$1,272,957,860
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	15,031,288	62,366,561
Net Asset Value per Share	$12.07	$20.41

Cost of Investments in Securities	$111,336,215	$1,144,690,717

(1) Includes loaned securities with a value of	$—	$14,817,410

The accompanying notes are an integral part of these financial statements.

1

BRIDGEWAY ETFs

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2024

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $25,085, respectively)	$2,575,935	$23,251,254
Interest income	21,607	93,408
Securities lending income, net (See Note 5)	—	251,210
Total investment income	2,597,542	23,595,872

Expenses:
Investment advisory fees (See Note 4)	204,867	4,812,357
Net expenses	204,867	4,812,357

Net Investment Income (Loss)	2,392,675	18,783,515

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	25,102,160	114,546,157
	25,102,160	114,546,157
Net change in unrealized appreciation (depreciation) on:
Investments	3,736,968	11,727,221
	3,736,968	11,727,221
Net realized and unrealized gain (loss) on investments:	28,839,128	126,273,378
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,231,803	$145,056,893

The accompanying notes are an integral part of these financial statements.

2

BRIDGEWAY ETFs
STATEMENT OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023 ⁽¹⁾	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023 ⁽²⁾
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,392,675	$3,658,154	$18,783,515	$15,821,551
Net realized gain (loss) on investments	25,102,160	124,406,295	114,546,157	53,987,821
Net change in unrealized appreciation (depreciation) on investments	3,736,968	(99,720,655)	11,727,221	(35,972,003)
Net increase (decrease) in net assets resulting from operations	31,231,803	28,343,794	145,056,893	33,837,369

Distributions to Shareholders:
Distributable earnings	(2,206,508)	(92,657,053)	(15,734,014)	(99,730,578)
Total distributions to shareholders	(2,206,508)	(92,657,053)	(15,734,014)	(99,730,578)

Capital Share Transactions:
Proceeds from shares sold	68,428,906	56,730,584	627,965,070	281,727,056
Reinvestment of distributions	—	45,451,187	—	99,141,350
Payments for shares redeemed	(40,348,930)	(239,844,160)	(269,441,835)	(344,419,140)
Transaction fees (See Note 1)	13	31	522	57
Net increase (decrease) in net assets derived from net change in capital share transactions	28,079,989	(137,662,358)	358,523,757	36,449,323

Net Increase (Decrease) in Net Assets	57,105,284	(201,975,617)	487,846,636	(29,443,886)

Net Assets:
Beginning of period	124,264,723	326,240,340	785,111,224	814,555,110
End of period	$181,370,007	$124,264,723	$1,272,957,860	$785,111,224

Changes in Shares Outstanding:
Shares outstanding, beginning of period	12,631,288	26,851,745	44,066,561	41,941,392
Shares sold	6,200,000	6,582,706	32,150,000	15,464,678
Shares reinvested	—	4,239,850	—	5,489,554
Shares repurchased	(3,800,000)	(25,043,013)	(13,850,000)	(18,829,063)
Shares outstanding, end of period	15,031,288	12,631,288	62,366,561	44,066,561

(1) The Fund acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 14, 2022. The Predecessor Fund’s Class N Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to October 14, 2022, will be used going forward. As a result, the information reflects that of the Predecessor Fund’s Class N Shares.
(2) The Fund acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund (“Predecessor Fund”) in a reorganization on March 10, 2023. The Predecessor Fund’s Class N Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to March 10, 2023, reflects that of the Predecessor Fund’s Class N Shares.
The accompanying notes are an integral part of these financial statements.

3

BRIDGEWAY ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
EA Bridgeway Blue Chip ETF
Year Ended June 30, 2024	$9.84	0.19	2.21	2.40	(0.17)	—	(0.17)	$12.07	24.75%	$181,370	0.15%	0.15%	1.75%	6%
Year Ended June 30, 2023(6)	$12.15	0.20	1.84	2.04	(0.26)	(4.09)	(4.35)	$9.84	24.50%	$124,265	0.15%	0.22%	1.90%	12%
Year Ended June 30, 2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	$12.15	-9.32%	$326,240	0.15%	0.23%	1.81%	24%
Year Ended June 30, 2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	$15.84	39.75%	$432,186	0.15%	0.24%	2.07%	7%
Year Ended June 30, 2020	$14.99	0.33	0.28	0.61	(0.32)	(1.32)	(1.64)	$13.96	3.49%	$477,400	0.15%	0.27%	2.28%	15%

EA Bridgeway Omni Small-Cap Value ETF
Year Ended June 30, 2024	$17.82	0.36	2.53	2.89	(0.30)	—	(0.30)	$20.41	16.27%	$1,272,958	0.47%	0.47%	1.82%	6%
Year Ended June 30, 2023(7)	$19.42	0.37	0.53	0.90	(0.45)	(2.05)	(2.50)	$17.82	4.41%	$785,111	0.47%	0.62%	1.93%	45%
Year Ended June 30, 2022	$20.89	0.27	(1.54)	(1.27)	(0.20)	—	(0.20)	$19.42	-6.17%	$814,555	0.47%	0.67%	1.26%	30%
Year Ended June 30, 2021	$10.92	0.19	9.95	10.14	(0.17)	—	(0.17)	$20.89	93.49%	$853,248	0.47%	0.69%	1.18%	26%
Year Ended June 30, 2020	$14.43	0.19	(3.63)	(3.44)	(0.07)	—	(0.07)	$10.92	-23.98%	$427,515	0.55%(4)	0.74%(4)	1.40%	63%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	Net expenses include effects of any reimbursement or recoupment.
(4)	Includes interest expense of 0.01%.
(5)	For periods of less than one year, portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	EA Bridgeway Blue Chip ETF (the “Fund”) acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 14, 2022. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund’s NAV of the Fund on the is calculated. Prior to the Fund’s listing on October 14, 2022, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
(7)	EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund (“Predecessor Fund”) in a reorganization on March 10, 2023. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund’s NAV of the Fund on the is calculated. Prior to the Fund’s listing on March 10, 2023, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
The accompanying notes are an integral part of these financial statements.

4

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024

NOTE 1 – ORGANIZATION

EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Funds are considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. EA Bridgeway Blue Chip ETF’s investment objective is to seek long-term total return on capital, primarily through capital appreciation, but also some income. EA Bridgeway Omni Small-Cap Value ETF’s investment objective is to seek long-term total return on capital, primarily through capital appreciation.
EA Bridgeway Blue Chip ETF converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on October 14, 2022. EA Bridgeway Blue Chip ETF is the successor to the Bridgeway Blue Chip Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on October 14, 2022, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and in realized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is June 30. As of October 14, 2022, the net assets of the Predecessor Fund were $194,242,031, including $102,508,842 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization.

EA Bridgeway Omni Small-Cap Value ETF converted from an open-end mutual fund to an ETF on March 10, 2023. EA Bridgeway Omni Small-Cap Value ETF is the successor to the Bridgeway Omni Tax Managed Small-Cap Value Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the adviser to the Predecessor Fund. Effective as of prior to the open of business on March 10, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and in realized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the Predecessor Fund and the Fund is June 30. As of March 10, 2023, the net assets of the Predecessor Fund were $814,020,096, including $159,235,124 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 44,891,561 shares of the Fund and an initial NAV per share of $18.13 at the closing of the reorganization.
The primary purpose of the reorganizations into the Trust were to provide shareholders the continued benefit of stable and highly regulated investment vehicles in addition to the benefits of tax efficiency.
The reorganizations were accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Adviser. The Funds are expected to experience the same or lower overall expenses as compared to their respective Predecessor Fund because the Funds have a unitary fee structure under which both operating expenses and management fees are paid.

The Reorganizations did not result in a material change to either Predecessor Fund’s investment portfolio as compared to that of the corresponding Fund. There are no material differences in accounting policies of either Predecessor Fund as compared to that of the corresponding Fund. Neither Fund purchased or sold securities following the Reorganization for purposes of realigning their investment portfolio. Accordingly, the acquisition of the Predecessor Funds did not affect either Fund’s portfolio turnover ratio for the period ended June 30 2023.
5

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

Shares of EA Bridgeway Blue Chip ETF are listed and traded on NYSE Arca, Inc., and shares of EA Bridgeway Omni Small-Cap Value ETF are listed on the The Nasdaq Stock Market LLC. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A transaction fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. Certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The transaction fee may be waived on certain orders if the Trust’s custodian has determined to waive the transaction costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. The Funds may adjust the transaction fee from time to time. The transaction fee is based, in part, on the number of holdings in a Fund’s portfolio and may be adjusted on a quarterly basis if the number of holdings change. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services. Transaction fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services.
6

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Funds. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Funds may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2024, EA Bridgeway Blue Chip ETF did not hold any securities that required fair valuation due to unobservable inputs while EA Bridgeway Omni Small-Cap Value ETF did hold securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Blue Chip ETF
Assets
Common Stocks	$180,833,315	$—	$—	$180,833,315
Money Market Funds	455,415	—	—	455,415
Total Investments in Securities	$181,288,730	$—	$—	$181,288,730

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
EA Bridgeway Omni Small-Cap Value ETF
Assets
Common Stocks	$1,269,333,250	$369,702	$1	$1,269,702,953
Real Estate Investment Trusts	713,287	—	—	713,287
Closed End Funds	421,418	—	—	421,418
Contingent Value Rights	—	—	69,827	69,827
Warrants	34,320	—	—	34,320
Preferred Stocks	8,940	—	—	8,940
Investments Purchased with Proceeds from Securities Lending	15,764,056	—	—	15,764,056
Money Market Funds	1,566,498	—	—	1,566,498
Total Investments in Securities	$1,287,841,769	$369,702	$69,828	$1,288,281,299

Refer to the Schedules of Investments for additional information.

During the fiscal year ended June 30, 2024, the EA Bridgeway Blue Chip ETF did not invest in Level 3 investments nor recognized transfers to/from Level 3.

During the fiscal year ended June 30, 2024, EA Bridgeway Omni Small-Cap Value ETF did invest in Level 3 investments and recognized transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

	EA Bridgeway Omni Small-Cap Value ETF
	Contingent Value Rights	Common Stock
Value, Beginning of Year	$68,440	$—
Purchases	—	—
Proceeds from Sales	—	—
Net Realized Gains (Losses)	—	—
Return of Capital	—	—
Change in Unrealized Appreciation (Depreciation)	1,387	—
Transfers In/(Out) of Level 3	—	1
Value, End of Year	$69,827	$1

8

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for restricted securities or material Level 3 investments as of June 30, 2024, for the Fund are as follows:

	Fair Value at June 30, 2024	Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights	$68,440	Projected Final Distribution	Discount of Projected Distribution	$0.29
Contingent Value Rights	$1,387	Projected Final Distribution	Discount of Projected Distribution	$0.00 - $0.37
Common Stock	$1	Last Trade Price	Last Trade Price	$0.0001

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to each Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended June 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended June 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended June 30, 2024, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

9

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against each Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of either Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Funds shares for securities held by the Funds rather than for cash, are not taxable to the Funds and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended June 30, 2024 the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
EA Bridgeway Blue Chip ETF	$(25,460,100)	$25,460,100
EA Bridgeway Omni Small-Cap Value ETF	(127,681,900)	127,681,900

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the each Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Blue Chip Stocks Risk (EA Bridgeway Blue Chip ETF Only). The Fund is subject to the risk that blue-chip company stocks will underperform other kinds of investments for a period of time. This risk is true of any market segment. Based on historical data, such periods of underperformance may persist for multiple years. Large companies do not have the same growth potential of smaller companies and shareholders of large companies may have less overall influence than they would in smaller companies.

Small-Cap Company Risk (EA Bridgeway Omni Small-Cap Value ETF Only). Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks because small-cap companies may have less management experience, limited financial resources and minimal product diversification. Therefore, securities of small-cap companies may be and have historically been more volatile and less liquid than those of large- and mid-cap companies.

10

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of a
Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

See each Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.
NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.
Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

Fund	AUM Level	Fee
EA Bridgeway Blue Chip ETF	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps
EA Bridgeway Omni Small-Cap Value ETF	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps
Prior to conversion, the Bridgeway Blue Chip Fund paid an annual rate of 0.08% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Blue Chip Fund capped expenses at an annual rate 0.15% based on average daily net assets. Prior to conversion, the Bridgeway Omni Tax-Managed Small-Cap Value Fund paid an annual rate of 0.50% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Omni Tax-Managed Small-Cap Value Fund capped expenses at an annual rate 0.60% based on average daily net assets. Effective January 1, 2020, the Bridgeway Capital Management, LLC, voluntarily agreed to waive its management fees and/or reimburse expenses in an additional amount such that the net fiscal year expense ratio for the Bridgeway Omni Tax-Managed Small-Cap Value Fund did not exceed 0.47%.
Bridgeway Capital Management, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and
11

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 - SECURITIES LENDING

Each Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

During the fiscal period, the EA Bridgeway Omni Small-Cap Value ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. The EA Bridgeway Blue Chip ETF did not lend securities during the fiscal period.

As of the end of the current fiscal year, the value of the securities on loan and payable for collateral due to broker for the EA Bridgeway Omni Small-Cap Value ETF were as follows:

Values of Securities on Loan	Payment for Collateral received*	Percentage of Net Assets of Securities on Loan
$14,817,410	$15,764,056	1.2%

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds, if any, on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the EA Bridgeway Omni Small-Cap Value ETF during the current fiscal year was $251,210.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

12

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended June 30, 2024, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$18,004,030	$7,902,940
EA Bridgeway Omni Small-Cap Value ETF	322,023,906	$58,075,526

For the fiscal year ended June 30, 2024, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
EA Bridgeway Blue Chip ETF	$54,312,229	$36,275,712
EA Bridgeway Omni Small-Cap Value ETF	361,034,981	261,688,625

For the fiscal year ended June 30, 2024, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
EA Bridgeway Blue Chip ETF	$146,430	$25,313,668
EA Bridgeway Omni Small-Cap Value ETF	18,791,369	108,890,531

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at June 30, 2024 were as follows:

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small-Cap Value ETF
Tax cost of Investments	$111,870,922	$1,146,774,461
Gross tax unrealized appreciation	72,516,345	236,484,435
Gross tax unrealized depreciation	(3,098,537)	(94,977,597)
Net tax unrealized appreciation (depreciation)	$69,417,808	$141,506,838
Undistributed ordinary income	1,004,533	7,848,805
Undistributed long-term gain	—	—
Total distributable earnings	$1,004,533	$7,848,805
Other accumulated gain (loss)	(724,187)	(15,373,120)
Total accumulated gain (loss)	$69,698,154	$133,982,523

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended June 30, 2024, the Funds did not defer any post-October capital losses or late year losses.

13

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
 June 30, 2024

At June 30, 2024, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term Capital Loss Carryover	Unlimited Long-Term Capital Loss Carryover
EA Bridgeway Blue Chip ETF	$(16,777)	$(707,410)
EA Bridgeway Omni Small-Cap Value ETF	$(8,947,532)	$(6,425,588)
NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small-Cap Value ETF
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Ordinary Income	$2,206,508	$5,479,841	$15,734,014	$21,115,457
Long Term Capital Gain	—	87,177,212	—	78,615,121
Total Distributions Paid	$2,206,508	$92,657,053	$15,734,014	$99,730,578

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the year subsequent to June 30, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
EA Bridgeway Blue Chip ETF,
EA Bridgeway Omni Small-Cap Value ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets and the financial highlights for each of the two years ended June 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended June 30, 2022 have been audited by other auditors, whose report dated August 25, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2024
15

BRIDGEWAY ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

EA Bridgeway Blue Chip ETF	100.00%
EA Bridgeway Omni Small-Cap Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024 was as follows:

EA Bridgeway Blue Chip ETF	100.00%
EA Bridgeway Omni Small-Cap Value ETF	86.49

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

EA Bridgeway Blue Chip ETF	0.00%
EA Bridgeway Omni Small-Cap Value ETF	0.00%
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 7, 2024 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the EA Bridgeway Blue Chip ETF and EA Bridgeway Omni Small-Cap Value ETF (each, a “Fund,” and collectively, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement between the Adviser and Bridgeway Capital Management, LLC (the “Sub-Adviser), each for an additional annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Funds, executing all Fund transactions, monitoring compliance with the Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board considered the third-party peer group analysis comparing the Funds’ performance to the performance of other funds that the third-party deemed to be comparable to a Fund. It was determined that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that BBLU underperformed the average total return of its ETF peer group by 699 (6.99%) and outperformed the mutual fund peer group by 336 (3.36%) basis points, respectively, over the past 12 months ended March 31, 2024. The Board noted that BSVO outperformed the average total return of its ETF peer group by 336 (3.36%) and underperformed the mutual fund peer group by 248 (2.48%) basis points, respectively, over the past 12 months ended March 31, 2024. The Board concluded that the Funds’ performance was reasonable. The Board noted that the Sub-Adviser does not manage any other accounts that follow BBLU’s strategy. The Board did consider the performance of a mutual fund that follows a strategy similar to BSVO’s and found that both funds performed very similarly over the relevant periods.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for each Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other actively managed funds, including both ETFs and mutual funds. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared each Fund’s gross total expense ratio, net total expense ratio, and management fee against the average gross total expense ratio, average net total expense ratio, and average management fee for ETFs and mutual funds in a Fund’s peer group. BBLU’s gross total expense ratio (0.15%) was lower than the average for both ETFs (0.75%) and mutual funds (0.82%); BBLU’s net total expense ratio (0.15%) was lower than the average for both ETFs (0.48%) and mutual funds (0.77%); and BBLU’s management fee (0.15%) was lower than the average for both ETFs (0.50%) and mutual funds (0.62%). BSVO’s gross total expense ratio (0.47%) was lower than the average for both ETFs (0.54%) and mutual funds (0.85%); BSVO’s net total expense ratio (0.47%) was lower than the average for both ETFs (0.54%) and mutual funds (0.82%); and BSVO’s management fee (0.47%) was lower than the average for both ETFs (0.53%) and mutual funds (0.64%). The Board considered that each Fund’s fee arrangement in which the Adviser is responsible for paying most of the Funds’ operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates each Fund’s overall cost structure is within the range of expense ratios of its respective ETF and mutual fund peers.
The Board considered, among other information, the data provided in the third-party report comparing each Fund’s fees to those of other funds that the third-party deemed to be comparable to a Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of each Fund’s expense ratio against both ETFs and mutual funds. Each Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Funds	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFs	Mutual Funds
BBLU	Quartile 1	Quartile 1	Quartile 1	Quartile 1	Quartile 1	Quartile 1
BSVO	Quartile 2	Quartile 1	Quartile 2	Quartile 1	Quartile 2	Quartile 1
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser (as it relates to BBLU only) that neither firm manages any other accounts that follow a similar strategy as the Funds. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser manages a mutual fund that follows a similar strategy to BSVO and that it has overall cost structure aligned with the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to the Funds, noting that the Adviser is profitable as it relates to BSVO but is not profitable as it relates to BBLU. The Board also reviewed the same type of information provided by the Sub-Adviser that showed it was not profitable at this time as it relates to BBLU. The Board considered the Sub-Adviser’s profitability as it relates to BSVO. They also considered the information provided by the Sub-Adviser that estimated it would not be profitable as it relates to BBLU over the next two years but it would remain profitable as it relates to BSVO. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Funds for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Funds that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with each Fund’s securities lending program (if applicable), litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of each Fund.

Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Funds as their assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees include breakpoints. The Board acknowledged that not only does BBLU’s fee structure include breakpoints, but the initial fee was also priced very aggressively from inception thus benefiting shareholders. As it relates to BSVO, the Board noted that shareholders are currently enjoying economies of scale as the Fund has reached the first breakpoint in the fee schedule.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer, and Principal Executive Officer

Date:	August 30, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer, Chief Financial Officer, Comptroller, and Principal Financial Officer

Date:	August 30, 2024